Discretionary decisions and sources of estimation uncertainties - Trade accounts receivable and allowance for doubtful accounts (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€)	Jan. 01, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Jan. 01, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Jan. 01, 2016 EUR (€)
Trade accounts Receivable and Allowance for Doubtful Accounts
Trade accounts receivable, less allowance for doubtful accounts of 482,461 in 2016 and 427,841 in 2015	€ 3,337,706,000		€ 3,389,326,000
Allowance for doubtful accounts	€ 118,015,000	€ 474,891,000	€ 474,891,000	€ 482,461,000	€ 482,461,000	€ 427,841,000
Percentage of operating income reduced, if 1% of trade accounts receivable were uncollectible	1.10%
North America Segment
Trade accounts Receivable and Allowance for Doubtful Accounts
Number of days collection process started, after service is provided or upon the expiration of the time provided by contract	30 days
Dialysis Products
Trade accounts Receivable and Allowance for Doubtful Accounts
Number of countries the Company sells products and services to, directly or through distributors	150
Health Care
Trade accounts Receivable and Allowance for Doubtful Accounts
Number of countries the Company sells products and services to, directly or through distributors	50